UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22888

Wildermuth Fund

(Exact name of registrant as specified in charter)

818 A1A Hwy N, Suite 301

Ponte Vedra Beach, Florida 32082

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy N, Suite 301

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

COPIES TO:

Karen A. Aspinall

Practus, LLP

3857 Birch St. PMB 2241

Newport Beach, CA 92660

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT

September 30, 2022

WWW.WILDERMUTHFUND.COM ● 1-888-445-6032 ●
DISTRIBUTED BY UMB DISTRIBUTION SERVICES, LLC (MEMBER OF FINRA)

Wildermuth Fund

Table of Contents
Portfolio Review	2
Portfolio Composition	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	12
Financial Highlights	14
Notes to Financial Statements	20
Additional Information	36
Privacy Policy	37

Wildermuth Fund Portfolio Review September 30, 2022 (Unaudited)

The Fund’s performance figures* for each of the periods ended September 30, 2022, compared to its benchmarks:

	Five Years	Three Years	One Year	Annualized Since Inception[1]
Class A	4.19%	3.32%	0.34%	6.54%
Class A with Load[2]	2.91%	1.30%	(5.42)%	5.69%
S&P SmallCap 600® Index**	4.84%	5.48%	(18.83)%	7.18%
S&P 500® Total Return Index***	9.24%	8.16%	(15.47)%	9.48%
Bloomberg Barclays U.S. Aggregate Bond Index****	(0.27)%	(3.26)%	(14.60)%	0.63%

	Five Years	Three Years	One Year	Annualized Since Inception[3]
Class C	3.36%	2.61%	(0.41)%	5.52%
Class C with Sales Charge[4]	3.36%	2.61%	(1.34)%	5.52%
S&P SmallCap 600® Index **	4.84%	5.48%	(18.83)%	8.98%
S&P 500® Total Return Index***	9.24%	8.16%	(15.47)%	11.19%
Bloomberg Barclays U.S. Aggregate Bond Index****	(0.27)%	(3.26)%	(14.60)%	0.39%

	Five Years	Three Years	One Year	Annualized Since Inception[5]
Class I	4.34%	3.86%	0.63%	4.95%
S&P SmallCap 600® Index **	4.84%	5.48%	(18.83)%	5.73%
S&P 500® Total Return Index***	9.24%	8.16%	(15.47)%	9.77%
Bloomberg Barclays U.S. Aggregate Bond Index****	(0.27)%	(3.26)%	(14.60)%	0.03%

[1]	The Class A inception date was December 31, 2014.

[2]	Calculated using a maximum sales load. The maximum sales load was 6.00% from the Class A inception date through October 19, 2017. Effective October 20, 2017 the maximum sales load is 5.75%.

[3]	The Class C inception date was March 14, 2016.

[4]	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares redeemed within 365 days of purchase.

[5]	The Class I inception date was April 28, 2017.

*

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Class A has a total annual operating expense of 3.54%, Class C has a total annual operating expense of 4.29%, and Class I has a total annual operating expense of 3.29%, per the prospectus dated July 29, 2022.

**

The S&P SmallCap 600® is an index of small-cap stocks managed by Standard & Poor’s. It tracks a broad range of small-sized companies that meet specific liquidity and stability requirements. Investors cannot invest directly in an index.

***	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

Wildermuth Fund Portfolio Review - Continued September 30, 2022 (Unaudited)

Holdings by type of Investment	% of Net Assets	* Represents less than 0.5% of net assets.
Commodity & Natural Resource Investments	5.4
Direct Private Equity	56.0
Direct Real Estate	6.7
Hedge Funds	0.7
Private Equity Debt	17.8
Private Equity Funds	6.0
Private Real Estate Investments	6.6
Public Non-Traded Real Estate Investment Debt	0.1
Warrants	0.5
Short-Term Investments	0.2
Other Assets and Liabilities	0.0[1]
	100.0%

[1]	Represents less than 0.1% of net assets.

Please refer to the Schedule of Investments in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Wildermuth Fund Portfolio Composition September 30, 2022 (Unaudited)

Country of Investment	Value	% of Net Assets
France	$1,551,223	1.2%
Ireland	13,739,718	11.0
Luxembourg	3,108,957	2.5
New Zealand	2,557,386	2.0
United States	103,744,897	83.3
Other Assets & Liabilities, net	61,616	0.0[1]
	$124,763,797	100.0%

[1]	Represents less than 0.1% of net assets.

Wildermuth Fund Schedule of Investments September 30, 2022 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	COMMODITY & NATURAL RESOURCE INVESTMENTS — 5.4%
1,000	Casillas Petroleum Resource Partners, LLC(a)(b)(c)	$1,374,397
1,976,034	CM Funding, LLC(a)(b)(c)(d)(e)(f)	1,661,262
—	Kayne Anderson Energy Fund VII LP(a)(b)(c)(g)	1,694,295
182	Midcon Holdco Partners, LLC(a)(b)(c)	272,787
2,080,000	Thunder Investment Partners, LLC(a)(c)(d)(e)(f)	1,710,214
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $7,156,122)	6,712,955

	DIRECT PRIVATE EQUITY — 56.0%
41,751	Affinity Beverages, LLC(a)(b)(c)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(a)(b)(c)(e)(f)	2,637,069
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(a)(b)(c)(d)(e)(f)	3,731,385
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(a)(b)(c)(d)(e)(f)	728,465
838,423	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(a)(b)(c)(d)(e)(f)	4,222,021
1,543,074	Clearsense, LLC - Class C Preferred Shares(a)(b)(c)(d)(e)(f)	11,531,511
835,814	Clearsense, LLC - Class D Preferred Shares(a)(b)(c)(d)(e)(f)	5,716,834
298,200	Content Management Live, LLC(a)(b)(c)(d)(e)(f)	60,000
2,074,115	DSI Digital, LLC - Common Units(a)(b)(c)(d)(e)(f)	3,169,466
5,791,621	DSI Digital, LLC - Series A Convertible Preferred Units(a)(b)(c)(d)(e)(f)	10,554,178
—	Level ATI HoldCo, LLC - Class A(a)(b)(c)(d)(e)(f)	3,102,526
3,500,000	Metro Diner, LLC - Series B Units(a)(b)(c)(e)(f)	2,345,745
1,880,968	Metro Diner, LLC - Series II Common Units(a)(b)(c)(e)(f)	1,116,265
8,800,000	Reach Enterprises, Inc. - Common Units(a)(b)(c)(d)(e)(f)	6,083,101
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units(a)(b)(c)(d)(e)(f)	316,982
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units(a)(b)(c)(d)(e)(f)	1,320,735
7,627,254	Waratek, Ltd. - Common Shares(a)(b)(c)(d)(e)(f)	7,607,772
635,838	Waratek, Ltd. - Series B-1(a)(b)(c)(d)(e)(f)	2,383,349
756,826	Waratek, Ltd. - Series B-2(a)(b)(c)(d)(e)(f)	3,109,141
—	WG Pitts Caribbean, LLC - Common Units(a)(b)(c)(d)(e)(f)	—
	TOTAL DIRECT PRIVATE EQUITY (Cost $49,033,159)	69,911,544

	DIRECT REAL ESTATE — 6.7%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(a)(b)(c)	1,572,936
1,800,000	LaGrange Senior Living, LLC - Class A Interests(a)(c)(d)(e)(f)	2,082,116
—	Polara Builder II, LLC(a)(c)(d)(e)(f)	4,697,691
	TOTAL DIRECT REAL ESTATE (Cost $3,995,747)	8,352,743

	HEDGE FUNDS — 0.7%
—	EJF Trust Preferred Fund LP(a)(c)(g)(h)	26,570
—	Rosebrook Opportunities Fund LP(a)(b)(c)(d)(g)(h)	788,143
	TOTAL HEDGE FUNDS (Cost $994,053)	814,713

See accompanying notes to financial statements.

Wildermuth Fund Schedule of Investments - Continued September 30, 2022 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE EQUITY DEBT — 17.8%
250,000	Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024 (a)(c)(d)(e)(i)	$250,000
250,000	Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023 (a)(c)(d)(e)(i)	250,000
4,365,000	DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023(a)(b)(c)(d)(e)(f)(i)	4,970,353
3,610,000	Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023(a)(b)(c)(d)(e)(f)(i)	3,783,373
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023(a)(b)(c)(d)(e)(f)(i)	3,084,744
2,674	Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022 (a)(c)(e)	2,673,809
2,098,889	Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023(a)(b)(c)(e)(f)(i)	2,637,334
250,000	Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024(a)(c)(e)	250,000
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023(a)(b)(c)(e)(f)(i)	2,557,386
2,623,158	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(a)(c)(d)(e)(f)(j)	1,751,366
	TOTAL PRIVATE EQUITY DEBT (Cost $20,006,269)	22,208,365

	PRIVATE EQUITY FUNDS — 6.0%
—	Abbott Secondary Opportunities LP(a)(b)(c)(g)(h)	899,304
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(a)(b)(c)(g)(h)	1,535,854
—	Committed Advisors Secondary Fund III(a)(b)(c)(g)(h)	1,551,223
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(a)(b)(c)(g)(h)	475,153
10	GPB Automotive Portfolio LP(a)(b)(c)(e)(g)	307,491
—	Gravity Ranch Fund I LP(a)(b)(c)(e)(f)(g)(h)	67,065
—	PineBridge Secondary Partners IV SLP(a)(b)(c)(g)(h)	1,573,103
—	StepStone VC Opportunities V LP(a)(b)(c)(g)(h)	1,019,137
	TOTAL PRIVATE EQUITY FUNDS (Cost $4,635,074)	7,428,330

	PRIVATE REAL ESTATE INVESTMENTS — 6.6%
92,075	ARCTRUST, Inc.(a)(c)(g)	1,019,274
—	Cygnus Property Fund V, LLC(a)(b)(c)(g)	1,465,214
—	Harbert Seniors Housing Fund I LP(a)(b)(c)(g)	1,635,890
—	Harbert Seniors Housing Fund II LP(a)(b)(c)(g)	2,479,487
—	RRA Credit Opportunity Fund LP(a)(c)(d)(g)	544,192
56	Shopoff Land Fund III LP(a)(b)(c)(g)	23,781
7,935	Stonehill Strategic Hotel Credit Opportunity Fund II LP(a)(b)(c)(g)	499,244
—	Walton Street Real Estate Fund VIII LP(a)(b)(c)(g)	616,623
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $5,508,571)	8,283,705

	PUBLIC NON-TRADED REAL ESTATE INVESTMENT DEBT — 0.1%
123,616	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031(a)(c)(e)	123,616
	TOTAL PUBLIC NON-TRADED REAL ESTATE INVESTMENT DEBT (Cost $123,616)	123,616

	WARRANTS — 0.5%
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022(a)(b)(c)(e)(f)	—
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028(a)(b)(c)(e)(f)	1,846
6,410	Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026(a)(b)(c)(e)	—
646,328	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028(a)(b)(c)(d)(e)(f)	639,456
	TOTAL WARRANTS (Cost $0)	$641,302

See accompanying notes to financial statements.

Wildermuth Fund Schedule of Investments - Continued September 30, 2022 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
224,908	Fidelity Institutional Government Portfolio - Institutional Class, 8.22%(k)	$224,908
	TOTAL SHORT-TERM INVESTMENTS (Cost $224,908)	224,908

	TOTAL INVESTMENTS — 100.0% (Cost $91,677,519)	124,702,181
	Other assets less liabilities — 0.0%	61,616
	TOTAL NET ASSETS — 100.0%	$124,763,797

LLC – Limited Liability Company

LP – Limited Partnership

SLP – Special Limited Partnership

(a)	Illiquid Security. As of September 30, 2022 these securities amounted to $124,477,273 representing 99.77% of total net assets.

(b)	Non-income Producing

(c)

Restricted Security. As of September 30, 2022 these securities amounted to $124,477,273 representing 99.77% of total net assets. Please refer to Note 7, Investments in Restricted Securities, in the Notes to the Financial Statements.

(d)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to the Financial Statements.

(e)	Level 3 security in accordance with fair value hierarchy.

(f)

Security fair valued using method determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of September 30, 2022 these securities amounted to $99,380,751 representing 79.66% of total net assets.

(g)	Private Fund. As of September 30, 2022 these securities amounted to $18,221,043 representing 14.60% of total net assets.

(h)	Private Investment Company. As of September 30, 2022 these securities amounted to $7,935,552 representing 6.36% of total net assets.

(i)

Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(j)	Security is in default.

(k)	Represents the current rate as of September 30, 2022.

See accompanying notes to financial statements.

Wildermuth Fund Statement of Assets and Liabilities As of September 30, 2022 (Unaudited)

Assets:
Investments in unaffiliated issuers at fair value (cost $27,711,926)	$34,851,805
Investments in affiliated issuers at fair value (cost $63,965,593)	89,850,376
Cash	18,814
Cash deposited with broker for written options contracts	37,107
Receivables:
Investment securities sold	942,750
Dividends and interest	1,971,004
Fund shares sold	412
Prepaid expenses	48,894
Other assets	80,000
Total assets	127,801,162

Liabilities:
Payables:
Credit facility (See Note 11)	2,777,641
Professional fees	85,501
Transfer agent fees and expenses	28,116
Fund accounting and administration fees	49,645
Custody fees	3,899
Distribution fees	28,657
Accrued other liabilities	63,906
Total liabilities	3,037,365
Commitments and contingencies (Note 10)
Net Assets	$124,763,797

Net Assets Consist of:
Paid in capital (unlimited shares authorized, 25,000,000 shares registered, no par value)	81,325,350
Total distributable earnings (loss)	43,438,447
Net Assets	124,763,797

Net Assets:
Class A	49,126,740
Class C	46,483,817
Class I	29,153,240
Net Assets	$124,763,797

Shares of Beneficial Interest Issued and Outstanding:
Class A shares	3,663,715
Class C shares	3,662,644
Class I shares	2,151,180
Total Shares Outstanding	9,477,539

Net Asset Value, Offering Price and Redemption Proceeds Per Share:(1)
Class A	$13.41
Class C(2)	12.69
Class I	13.55
Class A - Maximum offering price per share (Net asset value per share divided by 0.9425)(3)	14.23

(1)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

(2)	Class C Shares of the Fund are subject to a Contingent Deferred Sales Chare (“CDSC”) of 1.00% on any shares sold within 365 days of purchase.

(3)	Reflects a maximum sales charge of 5.75%.

See accompanying notes to financial statements.

Wildermuth Fund Statements of Operations For the six months ended September 30, 2022 (Unaudited)

Investment Income:
Dividends from affiliated issuers	$437,343
Dividends from unaffiliated issuers	276,889
Interest from affiliated issuers	123,716
Interest from unaffiliated issuers	39,672
Total investment income	877,620

Expenses:
Investment Advisory fees (see Note 4)	984,086
Distribution fees - Class C	183,040
Accounting and administration servicing fees	131,213
Shareholder servicing fees - Class A & Class C	127,443
Interest expense	112,434
Legal fees	102,487
Transfer agent fees	87,037
Audit fees	74,194
Printing and postage expenses	66,471
Pricing and valuation service fees	63,427
Trustees’ fees	63,083
Chief compliance officer fees	34,503
Chief financial officer fees	32,697
Registration fees	26,284
Insurance expense	16,485
Custodian fees	10,049
Miscellaneous expenses	7,502
Total expenses	2,122,435
Expenses waived by Adviser (see Note 4)	(223,388)
Net expenses	1,899,047
Net investment loss	(1,021,427)

Realized and Unrealized Gain (Loss) on Investments and foreign currency:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,895,386
Investments in affiliated issuers	(95,207)
Foreign currency transactions	(11,479)
Total net realized gain	3,788,700
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(3,746,664)
Investments in affiliated issuers	(716,663)
Foreign currency translations	(684)
Total net change in unrealized depreciation	(4,464,011)
Net realized and unrealized loss on investments and foreign currency	(675,311)

Net Decrease in Net Assets from Operations	$(1,696,738)

See accompanying notes to financial statements.

Wildermuth Fund Statements of Changes in Net Assets

	For the six months ended September 30, 2022 (Unaudited)	For the period ended March 31, 2022[1]	For the year ended December 31, 2021
Increase/(Decrease) in Net Assets From:
Operations:
Net investment loss	$(1,021,427)	$(499,325)	$(738,555)
Net realized gain on investments and foreign currency	3,788,700	493,427	7,791,340
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,464,011)	1,940,124	2,199,912
Net increase (decrease) in net assets resulting from operations	(1,696,738)	1,934,226	9,252,697

Distributions to Shareholders:
Distributions:
Class A	—	—	(3,522,460)
Class C	—	—	(3,033,245)
Class I	—	—	(1,628,440)
Total:	—	—	(8,184,145)
From other sources (tax return of capital):
Class A	(426,594)	(141,427)	(578,043)
Class C	(418,415)	(129,994)	(460,119)
Class I	(240,648)	(68,706)	(225,185)
Total:	(1,085,657)	(340,127)	(1,263,347)
Total distributions to shareholders	(1,085,657)	(340,127)	(9,447,492)

See accompanying notes to financial statements.

Wildermuth Fund Statements of Changes in Net Assets - Continued

	For the six months ended September 30, 2022 (Unaudited)	For the period ended March 31, 2022[1]	For the year ended December 31, 2021
Capital Share Transactions:
Net proceeds from Class A shares sold	$257,695	$581,475	$2,932,277
Net proceeds from Class C shares sold	168,790	202,281	1,280,866
Net proceeds from Class I shares sold	4,582,464	1,472,908	8,468,573
Reinvestment of distributions from Class A shares	197,331	67,180	1,980,231
Reinvestment of distributions from Class C shares	316,336	100,945	2,957,523
Reinvestment of distributions from Class I shares	108,966	31,419	1,114,740
Cost of Class A shares redeemed	(9,345,672)	(4,795,945)	(19,119,406)
Cost of Class C shares redeemed	(4,434,760)	(1,539,118)	(7,927,337)
Cost of Class I shares redeemed	(3,982,738)	(2,146,299)	(9,218,101)
Net decrease from capital share transactions	(12,131,588)	(6,025,154)	(17,530,634)

Net change in net assets	(14,913,983)	(4,431,055)	(17,725,429)

Net Assets:
Beginning of year	139,677,780	144,108,835	161,834,264
End of period	$124,763,797	$139,677,780	$144,108,835

Share Activity:
Issuance of Class A shares	19,058	42,792	210,279
Issuance of Class C shares	13,154	15,726	96,546
Issuance of Class I shares	336,174	107,835	599,900
Class A shares reinvested	14,640	4,965	145,494
Class C shares reinvested	24,768	7,850	227,942
Class I shares reinvested	8,003	2,300	81,216
Class A shares redeemed	(691,628)	(357,327)	(1,377,266)
Class C shares redeemed	(345,541)	(120,032)	(595,391)
Class I shares redeemed	(291,539)	(158,750)	(664,405)
Net decrease in shares of beneficial interest outstanding	(912,911)	(454,641)	(1,275,685)

(1)	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

See accompanying notes to financial statements.

Wildermuth Fund Statement of Cash Flows

For the six months ended September 30, 2022 (Unaudited)
Cash flows from operating activities:
Net decrease in net assets from operations	$(1,696,738)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(2,921,612)
Purchases of short-term investments, net	(32,702)
Proceeds from sales of investments	13,043,143
Net realized gain from investments	(3,800,179)
Net realized loss from foreign currency transactions	11,479
Net unrealized depreciation on investments	4,463,327
Net unrealized depreciation on foreign currency translations	684
Return of capital and non-income distributions	1,884,431

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividend and interest receivable	(318,448)
Return of capital receivable	274,216
Receivable for investment securities sold	(275,000)
Prepaid expenses	2,368
Increase/(Decrease) in liabilities:
Payable to Investment Adviser	(94,249)
Payable for professional fees	(52,629)
Payable for shareholder servicing fees	(23,192)
Payable for fund accounting and administration fees	2,787
Payable for custody fees	(1,041)
Payables for transfer agent fees and expenses	14,128
Payable for distribution fees	(3,807)
Payable for interest expense	(12,540)
Payable for credit facility	2,777,641
Accrued other liabilities	(37,544)
Net cash provided from operating activities	13,204,523

Cash flows from financing activities:
Proceeds from shares sold	5,052,682
Cost of shares redeemed, net of redemption fees	(17,763,170)
Cash distributions paid, net of reinvestment	(463,024)
Net cash used by financing activities	(13,173,512)

Effects of foreign currency exchange rate changes in cash	(12,163)

Net change in cash	18,848

See accompanying notes to financial statements.

Wildermuth Fund Statement of Cash Flows - Continued

For the six months ended September 30, 2022 (Unaudited)
Cash and cash equivalents
Cash at beginning of period	$—
Foreign cash at beginning of period	—
Cash held at brokers at beginning of period	37,073
Total cash and cash equivalents at beginning of period	37,073

Cash held at end of period	18,814
Foreign cash at end of period	—
Cash held at brokers at end of period	37,107
Total ending cash and cash equivalents at end of period	$55,921

Supplemental disclosure of non-cash activity:
Reinvestment of distributions	$622,633

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class A

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended September 30, 2022 (Unaudited)		For the period ended March 31, 2022(1)		For the year ended December 31, 2021	For the year ended December 31, 2020(2)		For the year ended December 31, 2019(2)		For the year ended December 31, 2018(2)	For the year ended December 31, 2017(2)
Net asset value, beginning of period	$13.67		$13.51		$13.52	$13.78		$12.69		$13.21	$11.81

Income from Investment Operations:
Net investment income (loss)(3)	(0.09)		(0.04)		(0.04)	(0.12)		(0.08)		0.06	(0.04)
Net realized and unrealized gain (loss) on investments	(0.06)		0.23		0.92	(0.05)		1.55		(0.23)	1.80
Total from investment operations	(0.15)		0.19		0.88	(0.17)		1.47		(0.17)	1.76
Less Distributions:
From return of capital	(0.11)		(0.03)		(0.11)	—		(0.38)		(0.32)	(0.18)
From net realized gains	—		—		(0.78)	(0.09)		—		(0.03)	(0.18)
Total distributions	(0.11)		(0.03)		(0.89)	(0.09)		(0.38)		(0.35)	(0.36)
Net asset value, end of period	$13.41		$13.67		$13.51	$13.52		$13.78		$12.69	$13.21

Total return(4)	(1.08	)%(5)	1.43	%(5)	6.56%	(1.24	)%(6)	11.65	%(7)	(1.38)%	15.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,127		$59,091		$62,555	$76,418		$80,692		$69,143	$61,568
Gross expenses inclusive of interest expense(8)(9)	3.01	%(10)	3.27	%(10)	2.72%	3.12%		2.97%		3.21%	3.32%
Net expenses inclusive of interest expense(8)(11)	2.67	%(10)	2.74	%(10)	2.50%	2.50%		2.50%		2.50%	2.50%
Gross expenses exclusive of interest expense(8)(9)	2.84	%(10)	3.03	%(10)	—%	—%		—%		—%	—%
Net expenses exclusive of interest expense(8)(11)	2.50	%(10)	2.50	%(10)	—%	—%		—%		—%	—%
Ratio of net investment income (loss) to average net assets(8)(12)	(1.33	)%(10)	(1.22	)%(10)	(0.30)%	(0.85)%		(0.63)%		0.45%	(0.35)%
Portfolio turnover rate	2	%(5)	2	%(5)	11%	32%		29%		31%	51%

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class A - Continued

	For the six months ended September 30, 2022 (Unaudited)	For the period ended March 31, 2022(1)	For the year ended December 31, 2021	For the year ended December 31, 2020(2)	For the year ended December 31, 2019(2)	For the year ended December 31, 2018(2)	For the year ended December 31, 2017(2)
Credit Facility
Senior securities, end of period (000’s)	$2,778	$—	$—	$—	$—	$—	$—
Asset coverage, per $1,000 of senior security principal amount	45,917	—	—	—	—	—	—
Asset coverage ratio of senior securities	4,592%	—	—	—	—	—	—

(1)	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)	Redemption fees consisted of per share amounts of less than $0.01.

(3)	Per share amounts calculated using the average shares method.

(4)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a maximum sales load of offering price. If the sales charge was included total returns would be lower. The maximum sales load in 2016 and 2015 was 6.00% of offering price. Effective October 20, 2017 the maximum sales load was changed to 5.75% of offering price.

(5)	Not annualized.

(6)	Total return would have been (1.39%) absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(7)	Total return would have been 11.24% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(8)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(10)	Annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(12)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class C

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended September 30, 2022 (Unaudited)		For the period ended March 31, 2022(1)		For the year ended December 31, 2021	For the year ended December 31, 2020		For the year ended December 31, 2019(2)		For the year ended December 31, 2018(2)	For the year ended December 31, 2017
Net asset value, beginning of period	$13.00		$12.86		$13.01	$13.37		$12.40		$13.02	$11.73

Income from Investment Operations:
Net investment loss(3)	(0.13)		(0.06)		(0.13)	(0.21)		(0.18)		(0.02)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.07)		0.23		0.87	(0.06)		1.50		(0.25)	1.78
Total from investment operations	(0.20)		0.17		0.74	(0.27)		1.32		(0.27)	1.65
Less Distributions:
From return of capital	(0.11)		(0.03)		(0.11)	—		(0.35)		(0.32)	(0.18)
From net realized gains	—		—		(0.78)	(0.09)		—		(0.03)	(0.18)
Total distributions	(0.11)		(0.03)		(0.89)	(0.09)		(0.35)		(0.35)	(0.36)
Net asset value, end of period	$12.69		$13.00		$12.86	$13.01		$13.37		$12.40	$13.02

Total return(4)	(1.52	)%(5)	1.35	%(5)	5.73%	(2.03	)%(6)	10.74	%(7)	(2.18)%	14.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,484		$51,627		$52,299	$56,451		$54,614		$35,888	$18,435
Gross expenses inclusive of interest expense(8)(9)	3.76	%(10)	4.02	%(10)	3.47%	3.87%		3.72%		3.96%	4.07%
Net expenses inclusive of interest expense(8)(11)	3.42	%(10)	3.49	%(10)	3.25%	3.25%		3.25%		3.25%	3.25%
Gross expenses exclusive of interest expense(8)(9)	3.59	%(10)	3.78	%(10)	—%	—%		—%		—%	—%
Net expenses exclusive of interest expense(8)(11)	3.25	%(10)	3.25	%(10)	—%	—%		—%		—%	—%
Ratio of net investment loss to average net assets(8)(12)	(2.08	)%(10)	(1.97	)%(10)	(1.00)%	(1.59)%		(1.40)%		(0.20)%	(1.08)%
Portfolio turnover rate	2	%(5)	2	%(5)	11%	32%		29%		31%	51%

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class C - Continued

	For the six months ended September 30, 2022 (Unaudited)	For the period ended March 31, 2022(1)	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019(2)	For the year ended December 31, 2018(2)	For the year ended December 31, 2017
Credit Facility
Senior securities, end of period (000’s)	$2,778	$—	$—	$—	$—	$—	$—
Asset coverage, per $1,000 of senior security principal amount	45,917	—	—	—	—	—	—
Asset coverage ratio of senior securities	4,592%	—	—	—	—	—	—

(1)	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)	Redemption fees consisted of per share amounts of less than $0.01.

(3)	Per share amounts calculated using the average shares method.

(4)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 365 days of purchase. If the sales charge was included total returns would be lower.

(5)	Not annualized.

(6)	Total return would have been (2.18)% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(7)	Total return would have been 10.33% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(8)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(10)	Annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(12)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class I

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended September 30, 2022 (Unaudited)		For the period ended March 31, 2022(1)		For the year ended December 31, 2021	For the year ended December 31, 2020(2)		For the year ended December 31, 2019		For the year ended December 31, 2018	For the period ended December 31, 2017(3)
Net asset value, beginning of period	$13.80		$13.62		$13.60	$13.91		$12.79		$13.27	$12.26

Income from Investment Operations:
Net investment income (loss)(4)	(0.07)		(0.03)		0.01	(0.09)		(0.06)		0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.07)		0.24		0.90	(0.13)		1.58		(0.31)	1.30
Total from investment operations	(0.14)		0.21		0.91	(0.22)		1.52		(0.14)	1.32
Less Distributions:
From return of capital	(0.11)		(0.03)		(0.11)	—		(0.41)		(0.32)	(0.13)
From net realized gains	—		—		(0.78)	(0.09)		—		(0.03)	(0.18)
Total distributions	(0.11)		(0.03)		(0.89)	(0.09)		(0.41)		(0.35)	(0.31)
Redemption Fees:	—		—		—	—		0.01		0.01	—
Net asset value, end of period	$13.55		$13.80		$13.62	$13.60		$13.91		$12.79	$13.27

Total return	(1.00	)%(5)	1.56	%(5)	6.74%	(1.58	)%(6)	12.06	%(7)	(1.07)%	10.87	%(5)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,153		$28,960		$29,255	$28,965		$38,203		$12,084	$283
Gross expenses inclusive of interest expense(8)(9)	2.76	%(10)	3.02	%(10)	2.47%	2.87%		2.72%		2.96%	3.24	%(10)
Net expenses inclusive of interest expense(8)(11)	2.42	%(10)	2.49	%(10)	2.25%	2.25%		2.25%		2.25%	2.25	%(10)
Gross expenses exclusive of interest expense(8)(9)	2.59	%(10)	2.78	%(10)	—%	—%		—%		—%	—%
Net expenses exclusive of interest expense(8)(11)	2.25	%(10)	2.25	%(10)	—%	—%		—%		—%	—%
Ratio of net investment income (loss) to average net assets(8)(12)	(1.09	)%(10)	(0.97	)%(10)	0.07%	(0.63)%		(0.42)%		1.27%	0.26	%(10)
Portfolio turnover rate	2	%(5)	2	%(5)	11%	32%		29%		31%	51	%(5)

See accompanying notes to financial statements.

Wildermuth Fund Financial Highlights – Class I - Continued

	For the six months ended September 30, 2022 (Unaudited)	For the period ended March 31, 2022(1)	For the year ended December 31, 2021	For the year ended December 31, 2020(2)	For the year ended December 31, 2019	For the year ended December 31, 2018	For the period ended December 31, 2017(3)
Credit Facility
Senior securities, end of period (000’s)	$2,778	$—	$—	$—	$—	$—	$—
Asset coverage, per $1,000 of senior security principal amount	45,917	—	—	—	—	—	—
Asset coverage ratio of senior securities	4,592%	—	—	—	—	—	—

(1)	Reflects operations for the period from January 1, 2022 to March 31, 2022. On August 25, 2021 the Board of Trustees approved the change in fiscal year end from December 31st to March 31st.

(2)	Redemption fees consisted of per share amounts of less than $0.01.

(3)	Reflects operations for the period from April 28, 2017 (inception date) to December 31, 2017.

(4)	Per share amounts calculated using the average shares method.

(5)	Not annualized.

(6)	Total return would have been (1.80)% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2020).

(7)	Total return would have been 11.58% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(8)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(10)	Annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(12)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Fund Notes to Financial Statements September 30, 2022 (Unaudited)

1. ORGANIZATION

Wildermuth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013 and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes will provide long-term capital appreciation and favorable risk-adjusted returns, as well as in income-producing assets that the Adviser believes will provide consistent income and, to an extent, liquidity.

The Fund is engaged in a continuous offering of shares of beneficial interest and operates as an interval fund that makes quarterly repurchase offers of shares at net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares. On August 25, 2021 the Board of Trustees (the “Board”) approved a change in the Fund’s fiscal year end from December 31st to March 31st.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and follows the accounting and reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financials Services – Investment Companies.

Investment Valuation – Subject to its oversight, the Trust’s Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.

For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Adviser deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate, Hedge Funds, Private Equity Funds, and Private Real Estate Investments (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Adviser will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Public Non-Traded Real Estate Investments are valued at their most recent NAV, subject to review by the Adviser. Generally, these investments are categorized as Level 2 investments in the fair value hierarchy, using the most recent NAV as an observable input. If the Adviser adjusts the valuation from the NAV based on other unobservable inputs, the investment is categorized as a Level 3 investment in the fair value hierarchy.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. Investments in private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Adviser on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

US GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2022:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient*		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Commodity & Natural Resource Investments	$1,694,295	(1)(6)(7)	$—	$1,647,184	$3,371,476	$6,712,955
Direct Private Equity	—		—	—	69,911,544	69,911,544
Direct Real Estate	1,572,936	(2)(6)(7)	—	—	6,779,807	8,352,743
Hedge Funds	814,713	(3)(6)(7)	—	—	—	814,713
Private Equity Debt	—		—	—	22,208,365	22,208,365
Private Equity Funds	5,517,920	(4)(6)(7)	—	1,535,854	374,556	7,428,330
Private Real Estate Investments	8,283,705	(5)(6)(7)	—	—	—	8,283,705
Public Non-Traded Real Estate Investment Debt	—		—	—	123,616	123,616

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

		Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Warrants	$—	$—	$—	$641,302	$641,302
Short-Term Investments	—	224,908	—	—	224,908
Total	$17,883,569	$224,908	$3,183,038	$103,410,666	$124,702,181

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

The following footnotes represent the Fund’s investments, valued using net asset value as a practical expedient, and their attributes as of September 30, 2022. The investments listed are grouped by security type.

(1)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Kayne Anderson Energy Fund VII LP	$ 1,694,295	$ 313,860	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies	N/A	Up to 7 years	Up to 7 years

(2)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Brookwood SFL Investor Co-Investment Vehicle, LLC	$ 1,572,936	$ —	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A	Until Asset is Sold	No redemption rights

(3)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	EJF Trust Preferred Fund LP	$ 26,570	$ —	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years	Up to 2 years	Up to 2 years
	Rosebrook Opportunities Fund LP	788,143	747,568	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A	Up to 4 years	Up to 4 years

(4)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Abbott Secondary Opportunities LP	$ 899,304	$ 30,284	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	Not Applicable	Up to 5 years	Up to 5 years
	Committed Advisors Secondary Fund III	1,551,223	308,649 EUR	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	Not Applicable	Up to 7 years	Up to 7 years

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

(4)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	EJF Sidecar Fund, Series LLC - Small Financial Equities Series	$ 475,153	$ —	Not Applicable	Not Applicable	Capital Gains and Dividends

Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.

								Not Applicable	Up to 4 years	Up to 4 years
	PineBridge Secondary Partners IV SLP	1,573,103	1,076,496	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	Not Applicable	Up to 8 years	Up to 8 years
	StepStone VC Opportunities V LP	1,019,137	45,500	Not Applicable	Not Applicable	Capital Appreciation	Direct investments in growth stage companies	Not Applicable	Up to 8 years	Up to 8 years

(5)	Security	Fair Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	ARCTRUST, Inc.	$ 1,019,274	$—	Annual	30 days	Capital Appreciation and Income	Development, acquisition and financing of commercial properties	3 years	Until Assets Are Sold	No redemption rights
	Cygnus Property Fund V, LLC	1,465,214	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Distressed debt/special situation and opportunistic real estate investments	Not Applicable	Up to 3 years	Up to 3 years
	Harbert Seniors Housing Fund I LP	1,635,890	90,839	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	Not Applicable	Up to 7 years	Up to 7 years
	Harbert Seniors Housing Fund II LP	2,479,487	2,450,146	Quarterly	Not Applicable	Capital Appreciation and Income	Real estate	Not Applicable	Up to 10 years	Up to 10 years
	RRA Credit Opportunity Fund LP	544,192	1,665,577	Not Applicable	Not Applicable	Current Income	Real estate backed lending	Not Applicable	Up to 2 years	Up to 2 years
	Shopoff Land Fund III	23,781	—	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 2 years	Up to 2 years
	Stonehill Strategic Hotel Credit Opportunity Fund II LP	499,244	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Value added lending to hospitality assets	Not Applicable	Up to 5 years	Up to 5 years
	Walton Street Real Estate Fund VIII LP	616,623	450,940	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	Not Applicable	Up to 8 years	Up to 8 years

(6)

Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(7)	These investments are domiciled in the United States.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance April 1, 2022	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance September 30, 2022
Commodity & Natural Resource Investments	$4,163,692	$—	$(1,374,397)	$—	$—	$—	$—	$582,181	$3,371,476
Direct Private Equity	72,108,458	—	—	—	—	—	—	(2,196,914)	69,911,544
Direct Real Estate	6,259,340	—	—	—	(286,793)	(95,207)	—	902,467	6,779,807
Private Equity Debt	23,602,244	—	—	2,475,000	(4,110,274)	(375,998)	—	617,393	22,208,365
Private Equity Funds	2,860,128	—	(1,535,854)	—	—	—	(418,079)	(531,639)	374,556
Public Non-Traded Real Estate Investment Debt	126,031	—	—	—	(2,415)	—	—	—	123,616
Warrants	723,919	—	—	—	—	—	—	(82,617)	641,302
	$109,843,812	$—	$(2,910,251)	$2,475,000	$(4,399,482)	$(471,205)	$(418,079)	$(709,129)	$103,410,666

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2022 is $(737,331).

The following is a summary of quantative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of September 30, 2022:

Type of Level 3 Investment	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Commodity & Natural Resource Investments	$3,371,476	Income Approach	Discount Rate	15%-25%	21.37%	Decrease

Direct Real Estate	6,779,807	Market Approach	Cap Rate	5.0-5.25	5.08	Decrease

Private Equity
Direct Private Equity	7,780,818	Guideline company comparison	Projected revenue mulitple	0.33x	0.33x	Increase
	17,248,345		CFY Revenue multiple	3.25x	3.25x	Increase
	3,102,526		LTM Revenue multiple	4.25x	4.25x	Increase
	2,637,069		Book Multiple	1.1x	1.1x	Increase
	22,405,515	Probability-Weighted Expected Return Model	Time to Liquidity	1.75-2.75 year	2.5	Decrease
			Exit Multiple	8x-12x	10.0	Increase
			Discount Rate	40%	40%	Decrease

	16,562,272	Guideline company comparison & Option pricing method	Projected revenue mulitple	1.9x-6.5x	5.4	Increase
			Time to Liquidity	2-3	2.2	Decrease
			Volatility	70.0%	70.0%	Increase
			Risk Free Rate	.97%-2.28%	2.03%	Decrease

Private Equity Debt	18,784,556	Income Approach	Discount Rate	27.5%	27.50%	Decrease

Private Equity Funds	67,065	Market Approach	Discount Rate	45.00%	45.00%	Decrease

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Type of Level 3 Investment	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Warrants	$641,302	Guideline company comparison	Projected revenue mulitple	6.5x	6.5x	Increase

		Option pricing method	Time to Liquidity	2.0	2.0	Decrease
			Volatility	70%	65%	Increase
			Risk Free Rate	2.28%	2.28%	Decrease

The following is a summary of quantative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of September 30, 2022:

Type of Level 3 Investment	Fair Value as of September 30, 2022	Valuation Technique
Direct Private Equity	$ 174,999	Recent Transaction Value
Private Equity Debt	3,423,809	Recent Transaction Value
Private Equity Funds	307,491	Audited Financial Statements
Public Non-Traded Real Estate Investment Debt	123,616	Face Value

Portfolio Investment Classification – The Company classifies its investments in accordance with the requirements of the 1940 Act. Under the 1940 Act, “Control Investments” are defined as investments in companies in which the Company owns more than 25% of the voting securities or maintains greater than 50% of the board representation. Under the 1940 Act, “Affiliated Investments” are defined as those non-control investments in companies in which the Company owns between 5% and 25% of the voting securities. Under the 1940 Act, “Non-affiliated Investments” are defined as investments that are neither Control Investments nor Affiliated Investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from gross investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from gross investment income and distributions from net realized gains are recorded on ex- dividend date and determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

LIBOR Transition Risk – Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on the Fund’s investments, performance or financial condition.

To the extent a Fund invests in securities that use the London Interbank Offer Rate (“LIBOR”) as the reference rate or benchmark, the full impact of the expected transition away from LIBOR is not certain. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement or alternative rate. Certain debt securities and other instruments that reference LIBOR in which the Fund invests contain fallback provisions that could result in their reference rate becoming fixed at the last published LIBOR rate (effectively transforming to a fixed rate), which negatively impacts their value given the low interest rate environment. Furthermore, it is more difficult for issuers of asset-backed securities (or other securities issued by special purpose vehicles) to amend the terms of their securities to address the transition risk due to their structure.

Investment Companies – The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as exchange-traded funds, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other privately offered pooled investment vehicles that are not registered under the 1940 Act (collectively “Investment Funds”). Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for tax years open for the current and prior three years. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Redemption Fee – For shares held for 90 days or less, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for more than 90 days are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the six months ended September 30, 2022, the Fund did not have any contributions to capital due to redemption fees.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the risk of loss due to these warranties and indemnities appears to be remote.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 2022, amounted to $2,921,612 and $13,043,143, respectively.

4. ADVISORY FEE AND FUND TRANSACTIONS

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended September 30, 2022, the Adviser earned $984,086 in advisory fees.

Expense limitation agreement – The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses but excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that they exceed 2.50%, 3.25%, and 2.25% per annum of the Fund’s average daily net assets attributable to Class A, Class C, and Class I shares (the “Expense Limitation”), respectively, through July 31, 2023. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within three years following such waiver or reimbursement; provided, however, that (i) the Fund is able to make such repayment without exceeding the expense limitation in place at the time the fees being repaid were waived or the Fund’s current expense limitation, whichever is lower, and (ii) such repayment is approved by the Fund’s Board of Trustees. The Expense Limitation Agreement will remain in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board of Trustees. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. During the six months ended September 30, 2022, the Adviser waived expenses totaling $223,388 that are subject to repayment. As of September 30, 2022, $560,4788 is subject to recoupment through December 31, 2022, $925,074 through December 31, 2023, $336,068 through December 31, 2024, and $183,517 through March 31, 2025.

Distribution Agreement – The Board has approved a Distribution Agreement (the “Agreement”). The Agreement provides that a monthly distribution fee is calculated at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C. Class A and Class I shares are not currently subject to a distribution fee. For the six months ended September 30, 2022, $183,040 had been incurred for Class C distribution fees.

Shareholder Services Plan – The Fund has adopted a Shareholder Services Plan and Agreement (the “Plan). The Plan provides that a monthly service fee is calculated at an annual rate equal to 0.25% of average daily net assets separately attributable to Class A and Class C shares. Class I shares are not included under the Plan and are not subject to a 0.25% average daily net asset fee. For the six months ended September 30, 2022, Class A had incurred $66,429 in shareholder service fees and Class C had incurred $61,014.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Trustees – Each Independent Trustee receives an annual cash retainer of $30,000. The chairperson of the Valuation Committee and the chairperson of the Audit Committee each receives $1,250 additional compensation for each Committee meeting for which such person serves as chair of the meeting. Each independent trustee also receives a payment of $10,000 in Fund shares as part of the trustee’s total annual compensation. Mr. Wildermuth, Ms. Wildermuth or any of the executive officers will not receive compensation from the Fund.

5. FEDERAL TAX INFORMATION

At March 31, 2022, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$97,162,478
Gross unrealized appreciation	$50,513,944
Gross unrealized depreciation	(10,337,833)
Net unrealized appreciation on investments	$40,176,111

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

The tax basis of distributable earnings as of December 31, 2021, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended March 31, 2022, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated earnings	$—

Accumulated capital and other losses	—
Net unrealized appreciation on investments	38,235,843
Net unrealized appreciation on foreign currency translations	131

Total accumulated earnings/(deficit)	$38,235,974

The tax character of distributions paid during the tax years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gains	8,184,145	1,175,782
Return of capital	1,263,347	—
Total distributions paid	$9,447,492	$1,175,782

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

During the six months ended September 30, 2022, the Fund completed two quarterly repurchase offers. The results of that repurchase offer were as follows:

Repurchase Pricing Date	April 29, 2022	July 29, 2022
% of Shares Offered - Total Fund	5.00%	5.00%
Number of Shares Offered - Total Fund	520,633	496,811
Pricing Date Net Asset Value - Class A	$13.51	$13.54
Pricing Date Net Asset Value - Class C	$12.84	$12.84
Pricing Date Net Asset Value - Class I	$13.64	$13.68
Number of Shares Tendered - Class A	1,596,323	1,319,670
Number of Shares Tendered - Class C	511,028	609,000
Number of Shares Tendered - Class I	744,129	841,642
Number of Shares Repurchased - Class A	290,553	236,069
Number of Shares Repurchased - Class C	92,094	108,049
Number of Shares Repurchased - Class I	137,986	152,693
% of Shares Tendered - Total Fund	27.36%	27.88%
% of Shares Repurchased - Total Fund	5.00%*	5.00%*

*	Repurchases were made on a pro-rata basis.

7. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2022 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	—	$909,340	$899,304	0.72%
Affinity Beverages, LLC	February 21, 2020	41,751	174,999	174,999	0.14%
ARCTRUST, Inc.	June 30, 2016	92,075	829,886	1,019,274	0.82%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	2,637,069	2.12%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	December 20, 2016	44	—	—	0.00%
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	—	518,075	1,535,854	1.23%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	—	484,189	1,572,936	1.26%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	1,000	1,000,000	1,374,397	1.10%
Clear Guide Medical, Inc. - Convertible Note, 0.50%, 2/29/2024	August 15, 2022	250,000	250,000	250,000	0.20%

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Clear Guide Medical, Inc. - Convertible Note, 6.00%, 11/6/2023	January 6, 2022	250,000	$250,000	$250,000	0.20%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	3,731,385	2.99%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	728,465	0.59%
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	838,423	3,085,394	4,222,021	3.39%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	11,531,511	9.24%
Clearsense, LLC - Class D Preferred Shares	April 28, 2021	835,814	3,000,000	5,716,834	4.58%
CM Funding, LLC	December 14, 2018	1,976,034	1,976,034	1,661,262	1.33%
Committed Advisors Secondary Fund III	March 30, 2017	—	715,697	1,551,223	1.24%
Content Management Live, LLC	December 17, 2019	298,200	298,200	60,000	0.05%
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031	June 22, 2021	123,616	123,616	123,616	0.10%
Cygnus Property Fund V, LLC	October 30, 2018	—	668,649	1,465,214	1.17%
DSI Digital, LLC - Common Units	April 26, 2021	2,074,115	1,000,000	3,169,466	2.54%
DSI Digital, LLC - Convertible Note, 8.00%, 3/23/2023	March 24, 2021	4,365,000	4,365,000	4,970,353	3.98%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	5,791,621	8,560,000	10,554,178	8.46%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	—	157,809	475,153	0.38%
EJF Trust Preferred Fund LP	August 23, 2017	—	—	26,570	0.02%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	307,491	0.25%
Gravity Ranch Fund I LP	June 13, 2017	—	500,000	67,065	0.05%
Harbert Seniors Housing Fund I LP	February 24, 2017	—	1,180,833	1,635,890	1.31%
Harbert Seniors Housing Fund II LP	September 10, 2019	—	2,497,167	2,479,487	1.99%
Kayne Anderson Energy Fund VII LP	September 12, 2016	—	1,918,230	1,694,295	1.36%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	2,082,116	1.67%
Level ATI HoldCo, LLC - Class A	September 10, 2018	—	1,690,000	3,102,526	2.49%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542	2,345,745	1.88%
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,457	1,116,265	0.90%
Midcon Holdco Partners, LLC	December 29, 2020	182	181,858	272,787	0.22%

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
PineBridge Secondary Partners IV SLP	September 19, 2017	—	$940,903	$1,573,103	1.26%
Polara Builder II, LLC	December 26, 2019	—	1,711,558	4,697,691	3.77%
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800	6,083,101	4.88%
Reach Enterprises, Inc. - Convertible Note, 8.00%, 4/29/2023	April 30, 2021	3,610,000	3,610,000	3,783,373	3.03%
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2022	October 2, 2020	2,500,000	2,500,000	3,084,744	2.47%
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,001	316,982	0.25%
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647	1,320,735	1.06%
Reef Capital Partners, LLC - Series A Preferred Units, 8.00%, 12/28/2022	December 28, 2020	2,674	2,451,651	2,673,809	2.14%
Rosebrook Opportunities Fund LP	February 2, 2017	—	994,053	788,143	0.63%
RRA Credit Opportunity Fund LP	December 12, 2017	—	—	544,192	0.44%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	—	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 7/20/2023	July 22, 2020	2,098,889	2,098,889	2,637,334	2.11%
Sequin, Inc., Exercise Price $0.001, Expiration Date 3/30/2026	March 31, 2021	6,410	—	—	0.00%
Sequin, Inc. - Promissory Note, 12.00%, 3/20/2024	March 31, 2021	250,000	250,000	250,000	0.20%
Shopoff Land Fund III LP	April 28, 2015	56	34,846	23,781	0.02%
StepStone VC Opportunities V, L.P.	January 18, 2018	—	393,250	1,019,137	0.82%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	7935	7,935	499,244	0.40%
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 1/20/2023	July 22, 2020	2,033,611	2,033,611	2,557,386	2.05%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	1,710,214	1.37%
Walton Street Real Estate Fund VIII LP	May 24, 2017	—	289,257	616,623	0.49%
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374	7,607,772	6.10%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	646,328	—	639,456	0.51%

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost	Fair Value	% of Net Assets
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	$2,990,569	$2,383,349	1.91%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,109,141	2.49%
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	—	426,040	—	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023	August 14, 2020	2,623,158	2,197,118	1,751,366	1.40%
			$91,452,611	$124,477,273

8. INVESTMENTS IN AFFILIATED ISSUERS

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning Balance April 1, 2022	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2022	Investment Income
Clear Guide Medical, Inc. - Convertible Note
- 0.50%, 2/29/2024	$—	$250,000	$—	$—	$—	$—	$250,000	163
Clear Guide Medical, Inc. - Convertible Note
- 6.00%, 11/6/2023	250,000	—	—	—	—	—	250,000	7,521
Clear Guide Medical, Inc.
- Series A Preferred Stock	3,731,385	—	—	—	—	—	3,731,385	—
Clear Guide Medical, Inc.
- Series A-2 Preferred Stock	728,465	—	—	—	—	—	728,465	—
Clear Guide Medical, Inc.
- Series A-3 Preferred Stock	4,222,021	—	—	—	—	—	4,222,021	—
Clearsense, LLC
- Class C Preferred Shares	11,531,511	—	—	—	—	—	11,531,511	—
Clearsense, LLC
- Class D Preferred Shares	5,716,834	—	—	—	—	—	5,716,834	—
CM Funding, LLC(1)	1,577,560	—	—	83,702	—	—	1,661,262	—
Content Management Live, LLC(1)	60,000	—	—	—	—	—	60,000	—
Dog Wood Park of Northeast Florida, LLC	350,078	—	(286,793)	31,922	(95,207)	—	—	(44,289)
DSI Digital, LLC
- Common Units Units(1)	3,169,466	—	—	—	—	—	3,169,466	—
DSI Digital, LLC
- Convertible Note, 8.00%, 3/23/2023(1)	3,377,503	1,435,000	—	157,850	—	—	4,970,353	—
DSI Digital, LLC
- Series A Convertible Preferred Units(1)	10,554,178	—	—	—	—	—	10,554,178	—
LaGrange Senior Living, LLC - Class A Interests(1)	2,109,116	—	—	(27,000)	—	—	2,082,116	108,296
Level ATI HoldCo, LLC - Class A(1)	3,102,526	—	—	—	—	—	3,102,526	—
Polara Builder II, LLC(1)	3,800,146	—	—	897,545	—	—	4,697,691	85,812
Reach Enterprises, Inc. - Common Units(1)	6,083,101	—	—	—	—	—	6,083,101	—
Reach Enterprises, Inc. - Convertible Note	3,001,272	790,000	—	(7,899)	—	—	3,783,373	—
- 8.00%, 4/29/2023(1)

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Security Description	Beginning Balance April 1, 2022	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value September 30, 2022	Investment Income
Reach Enterprises, Inc. - Convertible Note	$3,084,744	$—	$—	$—	$—	$—	$3,084,744	$—
- 12.00%, 10/1/2022(1)
Reach Enterprises, Inc. - Convertible Note	125,000	—	(125,000)	—	—	—	—	2,500
- 12.00%, 10/1/2022(1)
Reach Enterprises, Inc. - Series Seed-1 Preferred Units (1)	316,982	—	—	—	—	—	316,982	—
Reach Enterprises, Inc. - Series Seed-2 Preferred Units (1)	1,320,735	—	—	—	—	—	1,320,735	—
Rosebrook Opportunities Fund LP(1)	877,332	—	—	—	—	(89,189)	788,143	—
RRA Credit Opportunity Fund LP	612,091	—	—	(53,685)	—	(14,214)	544,192	96,954
Thunder Investment Partners, LLC(1)	1,722,394	—	—	(12,180)	—	—	1,710,214	146,281
Waratek, Ltd. - Common Shares(1)	8,590,687	—	—	(982,915)	—	—	7,607,772	—
Waratek, Ltd. - Series B-1(1)	2,691,274	—	—	(307,925)	—	—	2,383,349	—
Waratek, Ltd. - Series B-2(1)	3,510,838	—	—	(401,697)	—	—	3,109,141	—
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028(1)	722,073	—	—	(82,617)	—	—	639,456	—
WG Pitts Caribbean, LLC - Common Units(1)	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 3/31/2023(1)	1,763,130	—	—	(11,764)	—	—	1,751,366	157,821
	$88,702,442	$2,475,000	$(411,793)	$(716,663)	$(95,207)	$(103,403)	$89,850,376	$561,059

(1)	Affliated investments for which ownership exceeds 25% of the Investment Fund’s Capital.

9. OFFERING PRICE PER SHARE

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price, while Class C shares and Class I shares are not subject to a sales charge. Class C shares are subject to a 1% contingent deferred sales charges on shares redeemed during the first 365 days after purchase, while Class A shares and Class I shares are not subject to a contingent deferred sales charge. For the six months ended September 30, 2022, the various broker dealers received $322,072 in underwriting commissions for sales of shares. For the six months ended September 30, 2022, contingent deferred sales charges in the amount of $274 were applied to Class C shareholders.

10. COMMITMENTS

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2022, the Fund had unfunded commitments in the amount of $7,549,583. The Adviser monitors capital call activity and regularly reviews the Fund’s cash position. In the event the Fund receives a capital call in excess of the Fund’s cash position and the Fund has not received enough incoming shareholder subscriptions to meet the capital call requirement, the Adviser would liquidate public security positions held in the Fund’s portfolio to satisfy the capital commitment. Below is a summary of unfunded commitments per security.

Investment	Total Commitment	Unfunded Commitment
Abbott Secondary Opportunities LP	$2,000,000	$30,284
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	3,000,000	369,724
Committed Advisors Secondary Fund III	2,000,000	308,649 EUR
Harbert Seniors Housing Fund I LP	1,500,000	$90,839
Harbert Seniors Housing Fund II LP	5,000,000	2,450,146
Kayne Anderson Energy Fund VII LP	2,500,000	313,860

Wildermuth Fund Notes to Financial Statements - Continued September 30, 2022 (Unaudited)

Investment	Total Commitment	Unfunded Commitment
Pinebridge Secondary Partners IV SLP	$2,000,000	$1,076,496
Rosebrook Opportunities Fund LP	3,000,000	747,568
RRA Credit Opportunity Fund LP	2,200,000	1,665,577
StepStone VC Opportunities V LP	650,000	45,500
Walton Street Real Estate Fund VIII LP	1,000,000	450,940

11. REVOLVING CREDIT AGREEMENT

On May 19, 2022, the Wildermuth Fund increased its revolving bank line of credit to $10,000,000. The maturity date of the line of credit is May 19, 2023. The Fund uses the line of credit to fund short-term portfolio cash needs and pays interest on it, which is charged at the floating Wall Street Journal Prime Rate, with a rate floor of 3.50% and a setup fee 0.50% of the initial loan amount. During the six months ended September 30, 2022, the average principal balance, maximum outstanding balance, and average interest rate were approximately $5,112,601, $9,283,459, and 4.66% per annum, respectively. As of September 30, 2022, the principal outstanding balance was $2,777,641 at an interest rate of 6.25% per annum. Expenses for the loan are paid by the Fund. During the six months ended September 30, 2022, the Fund paid $112,434 in interest and borrowing costs.

12. RECENT MARKET AND ECONOMIC DEVELOPMENTS

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

13. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on October 31, 2022. 1,625,832 shares of Class A, 598,567 shares of Class C, and 880,873 shares of Class I were tendered. The shares tendered represented 32.77% of the Fund’s outstanding shares on the Repurchase Pricing Date. 247,518 shares of Class A, 90,905 shares of Class C, and 135,323 shares of Class I were repurchased. The shares repurchased were made on a pro-rata basis and represented 5.00% of the Fund’s outstanding shares on the Repurchase Pricing Date.

As of (or around) October 15, 2022, the Wildermuth Fund no longer qualified as a regulated investment company (”RIC”) under Subchapter M of the Internal Revenue Code for the 2022 taxable year. Therefore, the Fund’s taxable income will be subject to tax at corporate rates without any deduction for distributions to shareholders. In addition, distributions generally will be taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits. If a shareholder has held the Fund’s shares for more than 60 days during the 121-day period that begins 60 days before the ex-dividend date, such dividends will generally be eligible to be treated as qualified dividend income, which is generally taxed at a maximum federal income tax rate of 20%. Any so-called “return of capital” dividends (dividends that are not paid from the Fund’s current or accumulated earnings and profits) are generally not taxable but do reduce the shareholder’s tax basis in the Fund shares. If the shareholder’s tax basis has been reduced to zero or below, such distributions are taxable. The tax consequences described above will apply for 2022 and any future year in which the Fund does not qualify as a RIC.

Wildermuth Fund Additional Information September 30, 2022 (Unaudited)

Proxy Voting Policy — Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended September 30, 2022 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-445-6032 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-445-6032.

Wildermuth Fund Privacy Policy

1.	POLICY

Wildermuth Fund (the “Fund”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Fund’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2.	HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3.	WHAT KIND OF INFORMATION WE COLLECT

The Fund may collect nonpublic personal information regarding investors from sources such as the following:

●	Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

●	Account History, including information about a shareholder’s losses or gains; and

●	Correspondence and Communication, with the Fund’s representatives and their affiliates.

4.	WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Fund personnel and employees of Fund service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders.

Third parties that handle this information shall agree to follow the standards the Fund has established.

5.	UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Fund if there is any change in your personal information.

Adopted December 2013

Investment Adviser

Wildermuth Advisory, LLC
818 A1A Hwy N, Suite 301
Ponte Vedra Beach, Florida 32082

Distributor

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee, Wisconsin 53212

This material must be preceded or accompanied by a prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained within the Fund’s Prospectus, which can be obtained by calling (888) 445-6032, or by visiting our website www.wildermuthfund.com. The Fund’s Prospectus should be read carefully before investing.

Wildermuth Fund’s principal underwriter and distributor is: UMB Distribution Services, LLC 235 W Galena St Milwaukee, WI 53212

Distributed by UMB Distribution Services, LLC
Member of FINRA

(b)	There were no notices transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Apr. 1-30, 2022 (1)	290,553	$13.51	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	0	0	0	0
Jul. 1-31, 2022 (2)	236,069	13.54	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Total	526,622	$13.52	0	0

Class C:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Apr. 1-30, 2022 (1)	92,094	$12.84	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	0	0	0	0
Jul. 1-31, 2022 (2)	108,049	12.84	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Total	200,143	$12.84	0	0

Class I:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Apr. 1-30, 2022 (1)	137,986	$13.64	0	0
May. 1-31, 2022	0	0	0	0
Jun. 1-30, 2022	0	0	0	0
Jul. 1-31, 2022 (2)	152,693	13.68	0	0
Aug. 1-31, 2022	0	0	0	0
Sep. 1-30, 2022	0	0	0	0
Total	290,679	$13.66	0	0

(1)	On March 31, 2022 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of April 29, 2022 ( the "Repurchase Request Deadline"). On the Repurchase Request Deadline, 520,633 shares represented 5% of the Registrant's total outstanding shares.
(2)	On June 30, 2022 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of July 29, 2022 ( the "Repurchase Request Deadline"). On the Repurchase Request Deadline, 496,811 shares represented 5% of the Registrant's total outstanding shares.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a)	(1)	Not applicable to semi-annual reports.

(a)	(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)	(3)	Not applicable.

(a)	(4)	Changes to the registrant’s independent public accountant. Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Fund

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
December 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)
December 6, 2022

/s/ Gerard Scarpati
By: Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)
December 5, 2022